Average Annual Total Returns{- Fidelity Small Cap Value Fund} - 07.31 Fidelity Small Cap Growth Fund & Fidelity Small Cap Value Fund Retail Combo PRO-11 - Fidelity Small Cap Value Fund	Fidelity Small Cap Value Fund Return Before Taxes Past 1 year	Fidelity Small Cap Value Fund Return Before Taxes Past 5 years	Fidelity Small Cap Value Fund Return Before Taxes Past 10 years	Fidelity Small Cap Value Fund After Taxes on Distributions Past 1 year	Fidelity Small Cap Value Fund After Taxes on Distributions Past 5 years	Fidelity Small Cap Value Fund After Taxes on Distributions Past 10 years	Fidelity Small Cap Value Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Small Cap Value Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Small Cap Value Fund After Taxes on Distributions and Sales Past 10 years	RS015 Past 1 year	RS015 Past 5 years	RS015 Past 10 years
Total	38.14%	12.10%	14.01%	34.71%	9.77%	11.70%	23.40%	8.97%	10.94%	28.27%	9.07%	12.03%